Stockholders' Equity (Details)		3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Jun. 30, 2021 USD ($) Directors $ / shares shares	Dec. 31, 2020 USD ($) Directors $ / shares shares	Jun. 30, 2020 shares	Apr. 23, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized								0
Common stock, shares authorized				6,000,000	6,000,000			5,500,000
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding				1,987,636	1,953,368	1,987,636		1,933,988
Common stock, shares issued				1,987,636	1,953,368			1,933,988
Preferred Stock, Shares Outstanding								0
Share based compensation by share based arrangement equity instruments other than options granted during the period value | $	$ 72,500
Common stock shares voting rights				one	one
Number of directors entitled to be elected by the common stock holders | Directors				2	2
Business Combination [Member]
Stockholders' Equity (Details) [Line Items]
Description of business combination					In connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company's board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the sponsor or such affiliates, as applicable, prior to such issuance) (the "Newly Issued Price"), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company's shares of common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the "Market Value") is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.00 per share redemption trigger prices will be adjusted (to the nearest cent) to be equal to 160% of the higher of the Market Value and the Newly Issued Price.
2018 Stock Option and Grant Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders' Equity (Details) [Line Items]
Share based compensation by share based arrangement equity instruments other than options unvested subject to repurchase rights				40,888	10,250
2018 Stock Option and Grant Plan [Member] | Restricted Stock Units (RSUs) [Member] | Restricted Stock Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period shares	725,000	34,268	10,250
Share based compensation by share based arrangement equity instruments other than options granted during the period grant date exercise price per share | $ / shares	$ 0.10
Share based compensation by share based arrangement equity instruments other than options granted during the period value | $	$ 72,500
Share based compensation by share based arrangement equity instruments other than options non vested subject to repurchase	422,901
Share based compensation by share based arrangement repurchase period	28 months
Deferred compensation share based arrangement liabilities current | $					$ 0			$ 18,125
Chardan Healthcare Acquisition 2 Corp. [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					30,000,000		30,000,000	30,000,000
Common stock, par value (in Dollars per share) | $ / shares				0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding					2,667,733			5,000,000
Common stock, shares issued					2,667,733			5,000,000
Common stock subject to possible redemption					8,110,572			0
Redemption par value per share (in Dollars per share) | $ / shares				$ 10
Net tangible assets (in Dollars) | $				$ 5,000,001
Additional net tangible assets (in Dollars) | $				30,000,000
Common stocks subject to possible redemption (in Dollars) | $				$ 86,254,797
Preferred Stock, Shares Issued				0	0			0
Preferred Stock, Shares Outstanding				0	0			0
Warrant or Right, Reason for Issuance, Description					The Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • at any time during the exercise period; • upon a minimum of 30 days’ prior written notice of redemption • if, and only if, the last sale price of the Company’s common stock equals or exceeds $16.00 per share for any 10 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Common Stock [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized				30,000,000	30,000,000
Common stock, shares outstanding				2,155,661	3,070,233
Common stock, shares issued				2,155,661	3,070,233
Common stock subject to possible redemption				8,622,644	7,708,072